Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share
B4	Earnings per share

	2022
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Profit from continuing operations	1,461	(454)	(9)	998	36.5	¢	36.5	¢
Short-term fluctuations in investment returns on shareholder-backed business	1,915	(155)	(2)	1,758	64.3	¢	64.3	¢
Amortisation of acquisition accounting adjustments	10	—	—	10	0.4	¢	0.4	¢
Loss attaching to corporate transactions	(11)	(5)	—	(16)	(0.7)	¢	(0.7)	¢
Adjusted operating profit	3,375	(614)	(11)	2,750	100.5	¢	100.5	¢

	2021
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Loss for the year				(2,042)	(77.7)		(77.7)	¢
Loss from discontinued US operations				4,234	161.1		161.1	¢
Profit from continuing operations	2,676	(462)	(22)	2,192	83.4	¢	83.4	¢
Short-term fluctuations in investment returns on shareholder-backed business	458	(81)	5	382	14.5	¢	14.5	¢
Amortisation of acquisition accounting adjustments	5	—	—	5	0.2	¢	0.2	¢
Loss attaching to corporate transactions	94	(5)	—	89	3.4	¢	3.4	¢
Adjusted operating profit	3,233	(548)	(17)	2,668	101.5	¢	101.5	¢

	2020
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
	B1.1	B3
Profit for the year				2,118	81.6	¢	81.6	¢
Loss from discontinued US operations				340	13	¢	13.0	¢
Profit from continuing operations	2,908	(440)	(10)	2,458	94.6	¢	94.6	¢
Short-term fluctuations in investment returns on shareholder-backed business	579	(49)	—	530	20.4	¢	20.4	¢
Amortisation of acquisition accounting adjustments	5	—	—	5	0.2	¢	0.2	¢
Gain attaching to corporate transactions	(735)	(8)	—	(743)	(28.6)	¢	(28.6)	¢
Adjusted operating profit	2,757	(497)	(10)	2,250	86.6	¢	86.6	¢

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

The weighted average number of shares for calculating basic and diluted earnings per share, which excludes those held in employee share trusts, is set out as below:

Number of shares (in millions)	2022	2021	2020
Weighted average number of shares for calculation of basic earnings per share	2,736	2,628	2,597
Shares under option at end of year	1	2	2
Shares that would have been issued at fair value on assumed option price at end of year	(1)	(2)	(2)
Weighted average number of shares for calculation of diluted earnings per share	2,736	2,628	2,597